Inventories	12 Months Ended
Dec. 29, 2012
Inventories
6.	Inventories

Inventories were comprised of the following:

In thousands	2012	2011
Raw materials and supplies	$37,920	$48,144
Work-in-process	43,662	31,685
Finished goods	29,761	29,461

Inventories	$111,343	$109,290

Precious Metals Consignment Arrangement

Jostens is a party to a precious metals consignment agreement with a major financial institution whereby it currently has the ability to obtain up to the lesser of a certain specified quantity of precious metals and $57.0 million in dollar value in consigned inventory. As required by the terms of the agreement, Jostens does not take title to consigned inventory until payment. Accordingly, Jostens does not include the value of consigned inventory or the corresponding liability in its consolidated financial statements. The value of consigned inventory at December 29, 2012 and December 31, 2011 was $32.8 million and $32.1 million, respectively. The agreement does not have a stated term, and it can be terminated by either party upon 60 days written notice. Additionally, Jostens incurred expenses for consignment fees related to this facility of $1.1 million for each of fiscal 2012 and 2011 and $0.9 million for fiscal 2010. The obligations under the consignment agreement are guaranteed by Visant.